Non-current derivative financial liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Summary of the change in non-current derivative financial liabilities
The following is a summary of the change in non-current derivative financial liabilities:

(in millions of U.S. dollars)	Rainy River	New Afton	TOTAL
CHANGE IN NON-CURRENT DERIVATIVE FINANCIAL LIABILITIES
Balance, December 31, 2018	180.2	—	180.2
Settlements during the period	(20.0)	—	(20.0)
Fair value adjustments related to changes in the Company’s own credit risk(1)	24.4	—	24.4
Other fair value adjustments(2)	(20.1)	—	(20.1)
Balance, December 31, 2019	164.5	—	164.5
Less: current portion	(21.6)	—	(21.6)
Non-current portion of derivative financial liabilities	142.9	—	142.9
Balance, December 31, 2019	164.5	—	164.5
Proceeds received	—	300.0	300.0
Settlements during the period	(24.1)	—	(24.1)
Fair value adjustments related to changes in the Company’s own credit risk(1)	19.2	84.0	103.2
Other fair value adjustments(2)	58.3	52.1	110.4
Balance, December 31, 2020	217.9	436.1	654.0
Less: current portion(3)	(32.1)	(4.5)	(36.6)
Non-current portion of derivative financial liabilities	185.8	431.6	617.4
1.Fair value adjustments related to changes in the Company’s own credit risk are included in other comprehensive income.
2.Other fair value adjustments are included in the consolidated income statements.
3.The current portion of the derivative financial liabilities is included in trade and other payables on the statement of financial position.